Segment Reporting (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Segment Reporting [Abstract]
Schedule of Evaluation of Performance Based on Financials Measure for Each Segment

The Company’s reportable operating segments are summarized as follows:

	Asset Management	Investments / Corporate	Total Company
Three Months Ended September 30, 2015
Total revenues	$5,138	$60,075	$65,213
Equity in net loss from unconsolidated joint ventures and equity investments	-	(1,096)	(1,096)
Total operating and interest expense (1)	(5,235)	(56,831)	(62,066)
Net income (loss) from continuing operations (2)	$(97)	$2,148	$2,051

	Asset Management	Investments / Corporate	Total Company
Three Months Ended September 30, 2014
Total revenues	$4,848	$29,453	$34,301
Equity in net loss from unconsolidated joint ventures and equity investments	-	103	103
Total operating and interest expense (1)	(3,963)	(32,858)	(36,821)
Net income (loss) from continuing operations (2)	$885	$(3,302)	$(2,417)

	Asset Management	Investments / Corporate	Total Company
Nine Months Ended September 30, 2015
Total revenues	$17,546	$149,749	$167,295
Equity in net loss from unconsolidated joint ventures and equity investments	-	(974)	(974)
Total operating and interest expense (1)	(16,592)	(148,060)	(164,652)
Net income from continuing operations (2)	$954	$715	$1,669

	Asset Management	Investments / Corporate	Total Company
Nine Months Ended September 30, 2014
Total revenues	$18,867	$51,646	$70,513
Equity in net loss from unconsolidated joint ventures and equity investments	-	1,856	1,856
Total operating and interest expense (1)	(16,398)	4,943	(11,455)
Net income from continuing operations (2)	$2,469	$58,445	$60,914

	Asset Management	Investments / Corporate	Total Company
Total Assets:
September 30, 2015	$13,057	$2,438,670	$2,451,727
December 31, 2014	$8,140	$1,491,860	$1,500,000

(1) Total operating and interest expense includes operating costs on commercial property assets for the Investments/Corporate segment and costs to perform required functions under the management agreement for the Asset Management segment. Depreciation and amortization of $25,120 and $12,306 and provision for taxes of $985 and $165 for the three months ended September 30, 2015 and 2014, respectively, are included in the amounts presented above. Depreciation and amortization of $68,534 and $22,451, provision for taxes of $2,116 and $971 and a gain on remeasurement of a previously held joint venture of $0 and $72,345 for the nine months ended September 30, 2015 and 2014, respectively, are included in the amounts presented above.

(2) Net income (loss) from continuing operations represents income (loss) before discontinued operations.

The Company evaluates performance based on the following financial measures for each segment:

	Asset	Investments /	Total
	Management	Corporate	Company
Year ended December 31, 2014
Total revenues	$25,017	$82,923	$107,940
Equity in net loss from unconsolidated joint ventures	-	1,959	1,959
Total operating and interest expense (1)	(21,154)	(33,552)	(54,706)
Net income from continuing operations (2)	$3,863	$51,330	$55,193

	Asset	Investments /	Total
	Management	Corporate	Company
Year ended December 31, 2013
Total revenues	$40,896	$15,808	$56,704
Equity in net loss from unconsolidated joint ventures	-	(5,662)	(5,662)
Total operating and interest expense (1)	(30,887)	(28,327)	(59,214)
Net income (loss) from continuing operations (2)	$10,009	$(18,181)	$(8,172)

	Asset	Investments /	Total
	Management	Corporate	Company
Year ended December 31, 2012
Total revenues	$34,667	$2,154	$36,821
Equity in net loss from unconsolidated joint ventures	-	(2,904)	(2,904)
Total operating and interest expense (1)	(24,824)	(27,434)	(52,258)
Net income (loss) from continuing operations (2)	$9,843	$(28,184)	$(18,341)

	Asset	Investments /	Total
	Management	Corporate	Company
Total Assets:
December 31, 2014	$8,140	$1,491,860	$1,500,000
December 31, 2013	$12,950	$478,713	$491,663

(1) Total operating and interest expense includes operating costs on commercial property assets for the Investments segment and costs to perform required functions under the management agreement for the Asset Management segment. Depreciation and amortization of $36,408,  $5,675, and $256 and provision for taxes of $809,  $6,393, and $3,330 for the years ended December 31, 2014, 2013, and 2012, respectively.

(2)   Net income (loss) from continuing operation represents income (loss) before discontinued oeprations.Net income (loss) from continuing operations represents income (loss) before discontinued operations.